Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In Preceding Table To Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Segment reporting, revenue reconciling item [Line items]
Net revenue	¥ 389,322		¥ 303,950		¥ 764,901		¥ 635,593
Unrealized gain (loss) on investments in equity securities held for operating purposes	12,357		(2,361)		6,032		(3,639)
Consolidated net revenue	401,679	[1]	301,589	[1],[2]	770,933	[1]	631,954	[1]
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	366,262		346,221		715,850		642,228
Income (loss) before income taxes	23,060		(42,271)		49,051		(6,635)
Unrealized gain (loss) on investments in equity securities held for operating purposes	12,357		(2,361)		6,032		(3,639)
Consolidated income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Reportable segment [Member]
Segment reporting, revenue reconciling item [Line items]
Consolidated non-interest expenses	¥ 366,262		¥ 346,221		¥ 715,850		¥ 642,228

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.